Goodwill, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Apr. 24, 2024 CNY (¥)	Mar. 24, 2024 USD ($)	Mar. 31, 2022
Beijing Tuqiang Yunxia Technology Limited [Member]
Goodwill [Line Items]
Percentage of equity interest				78.00%
Goodwill amount	¥ 454
Shanghai Nuancheng Network Technology Co., Ltd [Member]
Goodwill [Line Items]
Percentage of equity interest			85.00%
Goodwill amount | $			$ 508
Shenzhen Duoduo Robot Technology Service Co., Ltd [Member]
Goodwill [Line Items]
Percentage of equity interest		71.00%
Goodwill amount		¥ 1,851
Shenzhen Yuanjing Tribe Technology Co., Ltd [Member]
Goodwill [Line Items]
Percentage of equity interest		75.00%
Goodwill amount		¥ 1,002